Other Non-financial Liabilities - Summary of Other Non-financial Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	$ 17,070,098	$ 17,646,932
Creditors for sale of assets [member]
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	442,164	412,052
Tax withholdings and collections payable [member]
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	3,815,161	4,463,297
Payroll and Social Contributions Payable [member]
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	4,735,172	4,371,740
Withholdings on Payroll Payable [member]
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	269,554	285,551
Fess to Directors and Syndics [member]
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	71,128	84,299
Value added tax [member]
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	637,492	811,563
Sundry creditors [member]
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	3,010,004	2,463,113
Tax payable [member]
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	2,644,861	2,969,079
Obligations Arising from Contracts with Customers [member]
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	1,215,370	1,648,523
Retirement payment orders pending settlement [member]
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	74,145	57,223
Other non-financial liabilities [member]
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	$ 155,047	$ 80,492